CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
CONVERTIBLE NOTES PAYABLE
Amortization of debt discounts	$ 448,290	$ 73,394	$ 1,662,068	$ 650,672
Interest expenses	96,585	$ 74,194	300,168	140,830
Accrued interest	$ 320,752		$ 227,352	$ 96,100